Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021
Material related party transactions
Total revenues	¥ 978,773	$ 139,963	¥ 1,006,071	¥ 1,069,413
Cost of promotion and acquisition	(590,199)	(84,397)	(573,146)	(729,120)
Research and development expenses	(72,530)	(10,372)	(77,938)	(94,717)
Cost of operation	(63,418)	$ (9,069)	¥ (64,911)	(66,874)
Related party A
Material amount of due to or due from related parties
Percentage of preference shares owned					35.00%
Related party C
Material amount of due to or due from related parties
Related party, percentage of equity interest held through VIE structure disposed			70.00%
Related party, percentage of equity interest retained after disposal			30.00%
Related Party
Material related party transactions
Cost of promotion and acquisition	(9,617)		¥ (4,903)	(368)
Research and development expenses	(843)		(225)	(548)
Cost of operation	(1,082)		(549)	(1,069)
Related Party | RONG360 Inc.
Material related party transactions
Cost of promotion and acquisition	(9,617)		(4,903)	(368)
Research and development expenses	(843)		(225)	(548)
Material amount of due to or due from related parties
Amount due to			(2,851)
Amount due from	3,359
Related Party | RONG360 Inc. | Administrative expenses charged to related party
Material related party transactions
Transaction amount	6,000		6,000	6,000
Related Party | RONG360 Inc. | Loans
Material related party transactions
Total revenues	10,435		4,916	1,134
Related Party | RONG360 Inc. | Digital Intelligence Service
Material related party transactions
Total revenues	341		263	2,136
Related Party | Related party A | Cost of customer service charged by related party
Material related party transactions
Cost of operation	(1,082)		(549)	¥ (1,069)
Related Party | Related party B
Material amount of due to or due from related parties
Amount due to	(1)		(2,715)
Related Party | Related party C
Material amount of due to or due from related parties
Amount due from			2,206
Related Party | Other related parties
Material amount of due to or due from related parties
Amount due to	¥ (20)
Amount due from			¥ 159